INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      December  31, 1999


ISSUER/INDUSTRY                                     SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.7%
--------------------------------------------------------------------------------
AUSTRALIA --- 0.0%
--------------------------------------------------------------------------------
Australia & New Zealand Bank
  Banks                                                184          $     1,368
                                                                    -----------
BELGIUM -- 0.6%
--------------------------------------------------------------------------------
Fortis
  Diversified Financials                             7,008              252,871
--------------------------------------------------------------------------------
FINLAND -- 5.7%
--------------------------------------------------------------------------------
Nokia AB
  Communications
  Equipment                                          9,341            1,693,738
Sonera Yhtyma
  Diversified
  Telecommunication
  Services                                           7,900              541,546
                                                                    -----------
                                                                      2,235,284
                                                                    -----------
FRANCE -- 12.4%
--------------------------------------------------------------------------------
AXA-UAP
  Insurance                                          3,809              531,040
Bouygues
  Construction &
  Engineering                                          529              336,252
Canal Plus
  Media                                              2,328              338,868
Cap Gemini
  IT Consulting & Services                           1,665              422,664
Carrefour Supermarche
  Food & Drug Retailing                              1,343              247,711
Castorama Dubois
  Specialty Retail                                     618              188,008
Cie de St. Gobain
  Building Products                                    869              163,435
France Telecom
  Diversified
  Telecommunication
  Services                                           4,221              558,291
L'Oreal
  Personal Products                                    517              414,817
Pinault-Printemps
  Multiline Retail                                   1,454              383,748
Sanofi
  Pharmaceuticals                                    7,373              307,040
Total Fina
  Oil & Gas                                          4,308              575,005
Vivendi
  Mutli-Utilities                                    4,540              410,002
                                                                    -----------
                                                                      4,876,881
                                                                    -----------
GERMANY -- 8.3%
--------------------------------------------------------------------------------
Allianz AG
  Insurance                                          1,435              482,090
Bayer AG
  Chemicals                                          3,015              142,746
Deutsche Telekom AG
  Diversified
  Telecommunication
  Services                                          12,610              898,079
Mannesmann AG
  Wireless
  Telecommunication
  Services                                           3,319              800,743
Muenchener
Ruckversicherungs AG
  Insurance                                          1,876              475,849
Preussag AG
  Industrial Conglomerates                           2,937              163,610
Siemens AG
  Industrial Conglomerates                           1,048              133,335
Veba AG
  Mutli-Utilities                                    3,719              180,760
                                                                    -----------
                                                                      3,277,212
                                                                    -----------
HONG KONG -- 1.7%
--------------------------------------------------------------------------------
Cable & Wireless
  Diversified
  Telecommunication
  Services                                          67,893              196,076
Hang Seng Bank
  Banks                                              4,500               51,376
Hutchinson Whampoa
  Diversified Financials                            27,000              392,487
Johnson Electric Holdings
  Electrical Equipment                               2,000               12,839
                                                                    -----------
                                                                        652,778
                                                                    -----------
ITALY -- 2.5%
--------------------------------------------------------------------------------
Assicurazioni Generali Spa
  Insurance                                          5,148              170,095
Mediaset Spa
  Media                                             18,530              288,206
Telecom Italia Mobile Spa
  Wireless
  Telecommunication
  Services                                          48,336              539,986
                                                                    -----------
                                                                        998,287
                                                                    -----------

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      December  31, 1999

ISSUER/INDUSTRY                                     SHARES             VALUE
--------------------------------------------------------------------------------
JAPAN -- 28.9%
--------------------------------------------------------------------------------
Acom Co.
  Diversified Financials                             1,000          $    97,974
Advantest
  Semiconductor
  Equipment & Products                                 800              211,412
Asahi Breweries
  Beverages                                          4,000               43,770
Bank of Tokyo Mitsubishi
  Banks                                             42,000              585,377
Bridgestone Corp.
  Auto Components                                    8,000              176,177
Canon Inc.
  Office Electronics                                 7,000              278,164
East Japan Railway
  Road & Rail                                           37              199,540
Fanuc
  Machinery                                          1,500              191,005
Fujitsu Ltd.
  Computers & Peripherals                           16,000              729,764
Hirose Electric
  Electronic Equipment
  & Instruments                                        600              134,540
Honda Motor Co. Ltd.
  Automobiles                                        8,000              297,543
Hoya Corp.
  Health Care Equipment
  & Supplies                                         1,000               78,790
Ito Yokado Co.
  Multiline Retail                                   3,000              325,927
Japan Air Lines Co.
  Aerospace & Defense                               19,000               56,347
Kao Corp.
  Household Products                                 6,000              171,185
Kinki Nippon Railway
  Road & Rail                                       14,000               56,181
Minebea Co.
  Machinery                                          3,000               51,473
Mitsubishi Estate
  Real Estate                                       10,000               97,582
Murata Manufacturing Co.
  Semiconductor Equipment
  & Products                                         2,000              469,805
Nec Corp.
  Computers & Peripherals                           13,000              309,827
Nikon Corp.
  Semiconductor Equipment
  & Products                                         3,000               88,088
Nintendo Co.
  Leisure Equipment &
  Products                                           1,000              166,194
Nippon Express Co.
  Road & Rail                                       10,000               55,300
Nippon Telegraph &
  Telephone Co.
  Diversified
  Telecommunication
  Services                                             107            1,832,730
Nitto Denko Corp.
  Electronic Equipment
  & Instruments                                      1,000               50,015
Osaka Gas Co. Ltd.
  Gas Utilities                                     23,000               55,378
Promise Co.
  Diversified Financials                             1,000               50,896
Rohm Co. Ltd.
  Electronic Equipment
  & Instruments                                      1,000              411,080
Secom Co. Ltd.
  Commercial Services
  & Supplies                                         2,000              220,221
77th Bank
  Banks                                              4,000               41,930
SMC Corp.
  Machinery                                            700              154,909
Shinetsu Chemical Co.
  Chemicals                                          3,000              129,196
Softbank Corp.
  Internet Software &
  Services                                             900              861,505
Sony Corp.
  Household Durables                                 3,400            1,008,320
Sumitomo Bank
  Banks                                             22,000              301,243
Sumitomo Chemical
  Chemicals                                         15,000               70,471
Sumitomo Marine & Fire
  Insurance                                          6,000               36,997
Taisho Pharmacy  Co.
  Pharmaceuticals                                    3,000               88,089
Takeda Chemical Industry
  Pharmaceuticals                                    7,000              345,992
Takefuji Corp.
  Diversified Financials                             1,000              125,184
Terumo Corp.
  Health Care Equipment
  & Supplies                                         1,000               26,720

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued) December  31, 1999

ISSUER/INDUSTRY                                     SHARES             VALUE
--------------------------------------------------------------------------------
Tokyo Electronics
  Semiconductor
  Equipment & Products                               2,000          $   274,053
Tokyo Marine & Fire Insurance
  Insurance                                         13,000              152,051
Uni Charm Corp.
  Household Products                                 1,000               57,649
Yamanouchi Pharmaceutical
  Pharmaceuticals                                    2,000               69,884
Yamato Transportation
  Air Freight & Couriers                             3,000              116,277
                                                                    -----------
                                                                     11,352,755
                                                                    -----------
NETHERLANDS -- 1.7%
--------------------------------------------------------------------------------
Akzo Nobel NV
  Chemicals                                          3,686              184,912
Unilever NV
  Food Products                                      5,366              296,434
Wolters Kluwer
  Media                                              5,400              182,774
                                                                    -----------
                                                                        664,120
                                                                    -----------
SINGAPORE -- 1.6%
--------------------------------------------------------------------------------
Overseas Chinese Bank
  Banks                                             24,500              225,068
Singapore Press Holding
  Media                                             12,000              260,102
Singapore Telecomm
  Diversified
  Telecommunication
  Services                                          65,000              134,254
                                                                    -----------
                                                                        619,424
                                                                    -----------
SPAIN -- 3.9%
--------------------------------------------------------------------------------
BCO Central Hispano
  Banks                                             28,280              320,203
Banco Popular
  Banks                                              2,133              139,127
Bankinter SA
  Banks                                              4,221              213,239
Sogecable SA *
  Media                                              6,340              404,910
Telefonica Publica *
  Media                                              9,115              443,031
                                                                    -----------
                                                                      1,520,510
                                                                    -----------
SWEDEN -- 3.9%
--------------------------------------------------------------------------------
ABB
  Electrical Equipment                               1,426              173,788
L.M. Ericsson Telefon (Series B)
  Communications
  Equipment                                         14,959              961,637
Securitas
  Commercial Services &
  Supplies                                          10,453              189,184
Svenska Cellulosa
  Paper & Forest Products                            6,938              205,474
                                                                    -----------
                                                                      1,530,083
                                                                    -----------
SWITZERLAND -- 5.9%
--------------------------------------------------------------------------------
Adecco
  Commercial Services
  & Supplies                                           267              207,926
Nestle
  Food Products                                        324              593,549
Novartis AG
  Pharmaceuticals                                      442              648,996
Roche Holdings AGM
  Pharmaceuticals                                       73              866,482
                                                                    -----------
                                                                      2,316,953
                                                                    -----------
UNITED KINGDOM -- 19.6%
--------------------------------------------------------------------------------
AstraZeneca
  Pharmaceuticals                                   13,778              572,414
British Sky Broadcast
  Media                                             18,800              303,676
British Telecommunications Plc.
  Diversified
  Telecommunication
  Services                                          63,503            1,538,646
CRH
  Construction Materials                             7,415              160,221
Cable & Wireless
  Diversified
  Telecommunication
  Services                                          18,863              318,710
Diageo Plc.
  Beverages                                         34,655              276,533
Glaxo Wellcome
  Pharmaceuticals                                   26,693              756,276
Granada Group Plc.
  Hotels Restaurants &
  Leisure                                           15,308              154,544
Great Universal Stores
  Internet & Catalog Retail                         15,660               91,064
Imperial Chemical Industries
  Chemicals                                         16,509              174,402

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS December  31, 1999

ISSUER/INDUSTRY                                     SHARES             VALUE
--------------------------------------------------------------------------------
Lloyds TSB Group Plc.
  Banks                                             39,601          $   491,910
Marconi
  Communications
  Equipment                                         28,348              500,033
Misys
  Software                                          17,624              273,578
National Grid Co.
  Electric Utilities                                20,649              157,099
Pearson
  Media                                              6,130              199,521
Prudential Corp. Plc.
  Insurance                                         16,714              326,137
Reuters Group
  Media                                             14,018              194,732
SmithKline Beecham Plc.
  Pharmaceuticals                                   41,451              525,603
Tesco
  Food & Drug Retailing                             31,573               95,880
Unilever Plc.
  Food Products                                     16,258              119,490
Vodafone
  Wireless
  Telecommunication
  Services                                          95,542              476,244
                                                                    -----------
                                                                      7,706,713
                                                                    -----------
TOTAL COMMON STOCKS
  (Identified Cost $26,399,024)                                      38,005,239
                                                                    -----------
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 1.4%
--------------------------------------------------------------------------------
GERMANY -- 1.4%
SAP AG
  Software
  (Identified Cost $378,615)                           931              560,830
                                                                    -----------

TOTAL INVESTMENTS
(Identified Cost
  $26,777,639)                                        98.1%          38,566,069
OTHER ASSETS
  LESS LIABILITIES                                     1.9              739,128
                                                     -----          -----------
NET ASSETS                                           100.0%         $39,305,197
                                                     =====          ===========


Note: The Portfolio has the following industries over 10%: Diversified Telecommunication Services 15%; Pharmaceuticals 11%.

*Non-income producing

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $26,777,639)        $38,566,069
Foreign currency, at value (Cost, $25,333)                                24,174
Cash                                                                     728,362
Dividends and interest receivable                                         20,981
--------------------------------------------------------------------------------
  Total assets                                                        39,339,586
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates--Investment Advisory fees (Note 2)                  30,635
Other liabilities                                                          3,754
--------------------------------------------------------------------------------
  Total liabilities                                                       34,389
--------------------------------------------------------------------------------
NET ASSETS                                                           $39,305,197
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $39,305,197
================================================================================


INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $74,490)     $ 415,878
Interest                                                      3,319
--------------------------------------------------------------------------------
  Total investment income                                              $ 419,197
EXPENSES:
Investment Advisory fees (Note 2)                           348,915
Administrative fees (Note 3)                                 17,449
--------------------------------------------------------------------------------
  Total expenses                                            366,364
Less aggregate amount waived by the Administrator (Note 3)  (17,449)
--------------------------------------------------------------------------------
  Net expenses                                                           348,915
--------------------------------------------------------------------------------
Net investment income                                                     70,282
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions              3,269,324
Net realized loss on foreign currencies transactions        (76,036)
--------------------------------------------------------------------------------
  Net realized gain                                                    3,193,288
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments     7,484,308
Translation of other assets and liabilities denominated
  in foreign currencies--net                                   (218)
--------------------------------------------------------------------------------
Total unrealized appreciation (depreciation) of investments            7,484,090
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                       10,677,378
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $10,747,660
================================================================================

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                        1999            1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income                               $    70,282     $   150,293
Net realized gain on investments
  and foreign exchange transactions                   3,193,288       1,481,410
Unrealized appreciation
  of investments and foreign
  exchange transactions                               7,484,090       3,855,741
--------------------------------------------------------------------------------
  Net increase in net assets resulting
    from operations                                  10,747,660       5,487,444
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                           6,143,220       9,800,225
Value of withdrawals                                (14,825,240)    (11,818,432)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                               (8,682,020)     (2,018,207)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                           2,065,640       3,469,237
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  37,239,557      33,770,320
--------------------------------------------------------------------------------
End of period                                       $39,305,197     $37,239,557
================================================================================



INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                           YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------
                              1999       1998       1997       1996       1995
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  end of period
  (000's omitted)          $39,305     $37,240    $33,770     $49,056   $40,114
Ratio of expenses
  to average
  net assets                 1.00%       1.00%      1.00%       1.11%     1.20%
Ratio of net investment
  income to
  average net assets         0.20%       0.42%      0.58%       0.65%     0.59%
Portfolio turnover             68%        118%        99%        109%       51%

Note:If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Expenses to
  average net assets         1.05%       1.05%      1.06%       1.13%       N/A
Net investment income
  to average net assets      0.15%       0.37%      0.52%       0.63%       N/A
================================================================================

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES International Equity Portfolio (the "Port-folio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   D. ACCOUNTING FOR INVESTMENTS Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

   E. U.S. FEDERAL INCOME AND OTHER TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.

   F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   G. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $348,915 for the year ended December 31, 1999. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)


administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $17,449, all of which was voluntarily waived for the year ended December 31, 1999. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS For the year ended December 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $23,574,085 and $32,465,038, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1999 as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $26,744,967
================================================================================
Gross unrealized appreciation                                       $12,523,967
Gross unrealized depreciation                                          (702,865)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $11,821,102
================================================================================

6. EXPENSE FEES SFG has entered into an expense  agreement  with the  Portfolio.
SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

   The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of average daily net assets.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


7. FINANCIAL INSTRUMENTS The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at December 31, 1999.

8. LINE OF CREDIT The Portfolio, along with the other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1999, the commitment fee allocated to the Portfolio was $91. Since the line of credit was established, there have been no borrowings.

INTERNATIONAL EQUITY PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, INTERNATIONAL EQUITY PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1999, the results of its operations and the changes in its net assets, and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
February 23, 2000

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